Significant Accounting Policies (Narrative) (Details) $ / shares in Units, $ in Thousands, ₪ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2012 ILS (₪)	Jun. 30, 2010 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2015 ILS (₪)	May. 31, 2012 USD ($)	May. 31, 2012 ILS (₪)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 ILS (₪)	Jun. 30, 2010 ILS (₪)
Significant Accounting Policies [Line Items]
Write-off impairment and discontinued operations, net			$ 0	$ 0	$ 254
Components of accumulated other comprehensive income loss, tax			24,973
Impairment of long-lived assets				900
Severance expenses			47,407	49,243	54,544
Cost of revenue sold, change in estimate			$ 2,600	$ 26,900	$ 5,300
Percentage of cost of revenue sold			0.12%	1.26%	0.25%
Percentage of gross profit			0.29%	3.26%	0.64%
Cost of revenue sold, increase (decrease) to net income			$ 2,100	$ 23,400	$ 4,600
Cost of revenue sold, increase (cecrease) in earnings per share, diluted | $ / shares			$ 0.05	$ 0.55	$ 0.11
Percentage of revenue from service			10.00%	10.00%	10.00%
Issuance amount of Series A Note			$ 269,037	$ 323,991		₪ 440	$ 24,407	₪ 92	$ 217,420	₪ 807	₪ 1,100
Cross currency interest rate swap, amount		$ 287,000									₪ 1,100
Received interest payments semi-annually in NIS		4.84%	3.00%			3.00%	4.84%	4.84%			4.84%
Rights sold to receive payments from the Israeli Ministry of Defense			$ 42,631	$ 162
Outstanding anti-dilutive stock options excluded from the calculations of diluted net earnings per share | shares			0	400	45,031
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent			$ 24,973	$ (71,364)
Subsidiary A
Significant Accounting Policies [Line Items]
Write-off impairment and discontinued operations, net			$ 16,000
Subsidiary D [Member]
Significant Accounting Policies [Line Items]
Voting rights			51.00%
Subsidiary E [Member]
Significant Accounting Policies [Line Items]
Voting rights			100.00%
Contractual rights percentage			50.00%
Series A
Significant Accounting Policies [Line Items]
Cross currency interest rate swap, amount | ₪	₪ 900
Senior notes fair value			$ 295,114
Minimum
Significant Accounting Policies [Line Items]
Percentage of equity voting rights			20.00%			20.00%
Maximum
Significant Accounting Policies [Line Items]
Percentage of equity voting rights			50.00%			50.00%
London Interbank Offered Rate (LIBOR)
Significant Accounting Policies [Line Items]
Derivative, basis spread on variable rate			1.35%			1.35%
Cross Currency Interest Rate Swaps | London Interbank Offered Rate (LIBOR)
Significant Accounting Policies [Line Items]
Debt instrument, description of variable rate basis	LIBOR	LIBOR	LIBOR
Derivative, basis spread on variable rate		1.65%	1.65%			1.65%					1.65%
Cross Currency Interest Rate Swaps | London Interbank Offered Rate (LIBOR) | Senior Notes
Significant Accounting Policies [Line Items]
Debt instrument, description of variable rate basis			LIBOR
Derivative, basis spread on variable rate			1.84%			1.84%